Income tax benefit (expense) (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Tax Benefit Based On Canadian Tax Rates	$ 835,825	$ 1,373,151
[custom:IncomeTaxBenefitBasedOnCanadianTaxRatesPercentage]	25.00%	25.00%
Different Tax Rates On Foreign Subsidiaries	$ (139,013)	$ (215,363)
[custom:DifferentTaxRatesOnForeignSubsidiariesPercentage]	(4.00%)	(4.00%)
Nondeductible Expenses	$ (206)	$ (2,016)
[custom:NondeductibleExpensesPercentage]
[custom:DerecognitionOfPreviouslyRecognizedTaxBenefit]	$ (17,605,113)
[custom:DerecognitionOfPreviouslyRecognizedTaxBenefitPercentage]	(527.00%)
Change In Valuation Allowance And Other	$ (696,606)	$ (1,155,772)
[custom:ChangeInValuationAllowanceAndOtherPercentage]	(21.00%)	(21.00%)
[custom:IncomeTaxExpense]	$ (17,605,113)
[custom:IncomeTaxExpensePercentage]	(527.00%)
Income Tax Benefit		$ 0
Addition for tax positions of prior years	$ 16,046,894
Total amount of gross unrecognized tax benefits at end of period	16,046,894
Deferred income tax assets
Net operating loss carry forwards	40,107,256		39,298,070
Property, Plant and Equipment	2,178,315		2,129,038
Other	1,652,503		1,672,940
Total deferred income tax asset	43,938,074		43,100,048
Valuation allowance	(43,778,546)		(43,090,943)
Deferred income tax assets net of valuation allowance	159,528		9,105
Deferred income tax liabilities
Other	(159,528)		(9,105)
Net deferred income tax asset
Canadian Tax Loss Carryforward Expiring 2026	1,930,795
Canadian Tax Loss Carryforward Expiring 2027	3,583,304
Canadian Tax Loss Carryforward Expiring 2028	13,657,922
Canadian Tax Loss Carryforward Expiring 2029	12,943,713
Canadian Tax Loss Carryforward Expiring 2030	15,991,238
Canadian Tax Loss Carryforward Expiring 2031	17,906,485
Canadian Tax Loss Carryforward Expiring 2032	5,195,430
Canadian Tax Loss Carryforward Expiring 2033	7,553,087
Canadian Tax Loss Carryforward Expiring 2034	8,751,396
Canadian Tax Loss Carryforward Expiring 2035	12,491,972
Canadian Tax Loss Carryforward Expiring 2036	14,851,640
Canadian Tax Loss Carryforward Expiring 2037	11,200,174
Canadian Tax Loss Carryforward Expiring 2038	1,071,826
Canadian Tax Loss Carryforward Expiring 2039	2,793,485
Canadian Tax Loss Carryforward Expiring 2040	4,152,395
[custom:CanadianTaxLossCarryforwardExpiring2041-0]	15,031,186
[custom:CanadianTaxLossCarryforwardExpiring2042-0]	3,957,126
[custom:CanadianTaxLossCarryforwardExpiring2043-0]	3,084,278
[custom:UsTaxLossCarryforward-0]	5,097,110
Total Us Tax Loss Carryforward	5,097,110
Total Canadian Tax Loss Carryforward	$ 156,147,452